Equity Investees (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Consolidated Financial Statements Related To Equity Investees
The following table presents information included in our Consolidated Financial Statements related to our equity investees.

	Year Ended December 31,
	2018	2017	2016
Genesis’ share of operating earnings	$59,255	$66,814	$63,805
Amortization of differences attributable to Genesis' carrying value of equity investments	(15,629)	(15,768)	(15,861)
Net equity in earnings	$43,626	$51,046	$47,944
Distributions received	$71,714	$82,898	$87,220

Schedule of Balance Sheet Information For Equity Investees
The following tables present the combined balance sheet information for the last two years and income statement data for the last three years for our equity investees (on a 100% basis) including the effects of the change in our ownership interest due to the Deepwater acquisition as previously discussed:

	December 31,
	2018	2017
BALANCE SHEET DATA:
Assets
Current assets	$34,005	$34,381
Fixed assets, net	346,864	362,214
Other assets	15,469	14,927
Total assets	$396,338	$411,522
Liabilities and equity
Current liabilities	$18,897	$23,289
Other liabilities	250,742	249,610
Equity	126,699	138,623
Total liabilities and equity	$396,338	$411,522

Schedule of Operations For Equity Investees

	Year Ended December 31,
	2018	2017	2016
INCOME STATEMENT DATA:
Revenues	$180,056	$191,078	$193,038
Operating Income	$129,160	$139,604	$122,836
Net Income	$115,669	$134,479	$118,175